TAXES (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Non-Cash Stock Compensation Expense	$ 676,190
Change in Right-of-Use Asset and Lease Liability, Net	436,143
Interest Expense	1,151,025
Total DTA before VA	2,263,358
VA	(2,263,358)
Net DTA